Consolidated Statements Of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
ATM operating revenues	$ 1,134,021	$ 1,007,765	$ 854,196
ATM product sales and other revenues	66,280	47,056	22,290
Total revenues	1,200,301	1,054,821	876,486
Cost of revenues:
Cost of ATM operating revenues (excludes depreciation, accretion, and amortization of intangible assets shown separately below. See Note 1)	720,925	659,350	573,959
Cost of ATM product sales and other revenues	62,012	44,698	21,328
Total cost of revenues	782,937	704,048	595,287
Gross profit	417,364	350,773	281,199
Operating expenses:
Selling, general, and administrative expenses	140,501	113,470	84,592
Acquisition and divestiture-related expenses	27,127	18,050	15,400
Depreciation and accretion expense	85,030	75,622	68,480
Amortization of intangible assets	38,799	35,768	27,336
(Gain) loss on disposal of assets	(14,010)	3,224	2,790
Total operating expenses	277,447	246,134	198,598
Income from operations	139,917	104,639	82,601
Other expense:
Interest expense, net	19,451	20,776	21,155
Amortization of deferred financing costs and note discount	11,363	13,036	1,931
Redemption costs for early extinguishment of debt		9,075
Other expense (income)	3,780	(1,616)	(3,150)
Total other expense	34,594	41,271	19,936
Income (loss) before income taxes	105,323	63,368	62,665
Income tax (benefit) expense	39,342	28,174	42,018
Net income (loss)	65,981	35,194	20,647
Net loss attributable to noncontrolling interests	(1,099)	(1,946)	(3,169)
Net income attributable to controlling interests and available to common stockholders	$ 67,080	$ 37,140	$ 23,816
Net income per common share - basic	$ 1.50	$ 0.83	$ 0.52
Net income per common share - diluted	$ 1.48	$ 0.82	$ 0.52
Weighted average shares outstanding - basic	44,796,701	44,338,408	44,371,313
Weighted average shares outstanding - diluted	45,368,687	44,867,304	44,577,635